SCHEDULE OF DILUTIVE EFFECT OF SECURITIES EXCLUDED FROM DILUTIVE EPS DUE TO ANTI-DILUTIVE EFFECT (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants		152,335		115,303
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	1,347	45	1,347	57,054
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	18,925	1,212	21,501	1,212
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	150,000	5,040	150,000	15,386
Series E Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	51	2	51	1
Series G Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	686,270		686,270
Series H Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	431,982		217,184
Series I Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	121,557,333		61,114,460
Convertible Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants					92,332
Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants					28,090
Convertible Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants					1,202
Convertible Preferred Stock [Member] | Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants					10,092
Convertible Preferred Stock [Member] | Series E Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants					2
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of investor and placement agent warrants	5,623,687	618,161	5,623,687	495,585	922,845	317,548